Income Tax Expenses - Current and Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 26,854		¥ 44,813	¥ 52,232
Deferred tax benefit	(21,115)	$ (3,313)	(1,492)	(7,042)
Income tax expenses	¥ 5,739	$ 901	¥ 43,321	¥ 45,190